Significant accounting policies	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Significant accounting policies	Significant accounting policiesThis section provides an overview of the significant accounting policies adopted in the preparation of these consolidated financial statements. These policies have been consistently applied to all the periods presented, unless otherwise stated. Certain amounts in prior reporting periods have been reclassified to conform to the current reporting period presentation. These reclassifications had no effect on loss for the year, shareholders’ equity or loss per share. See section 2.7.24 for additional detail.
2.1. Basis of preparation
2.1.1 Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements were approved and authorized for issuance in accordance with a resolution of the Board of Directors on May 16, 2023.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated. All amounts disclosed in the consolidated financial statements are presented in thousands of euros (€), unless otherwise indicated.
The Company cannot be considered a separate entity acting in its own right for the period prior to the completion of the BCA, and the economic substance of its incorporation and the holding of the shares of Allego Holding constitutes a capital reorganization of the Group subsequent to the completion of the BCA and to aid with integrating new investors. Consequently, management has concluded that Allego should recognize in its consolidated financial statements the net assets of Allego Holding and subsidiaries as per their preceding carrying amounts, and that comparative information should be represented, as the consolidated financial statements of the Company and its subsidiaries are a continuation of those of Allego Holding and its subsidiaries.
Therefore, the comparable consolidated financial statements as of and for the years ended December 31, 2021, December 31, 2020, and the current period from January 1, 2022, until March 16, 2022, represent the consolidated financial statements of Allego Holding and its subsidiaries.
2.2. Going concern assumption and financial position
Going concern
The accompanying consolidated financial statements of the Group have been prepared assuming the Group will continue as a going concern. The going concern basis of presentation assumes that the Group will continue in operation for a period of at least one year after the date these financial statements are issued and contemplates the realization of assets and the settlement of liabilities in the normal course of business. See further discussion below.

The Group’s scale of operations
The Group’s strategy requires significant capital expenditures, as well as investments in building the Group’s organization aimed at increasing the scale of its operations. The Group incurred losses during the first years of its operations including 2022 and expects to continue to incur losses in the next twelve months from the issuance date of these consolidated financial statements. This is typical in the industry, as builders and operators of EV charging sites often incur losses in the early years of operation as the network grows and consumers begin adopting EVs. Therefore, the Group relies heavily on funding from bank financing and equity issuance. For example, during 2022, the Group expanded its old credit facility by an additional €50,000 thousand through an accordion feature with the group of lenders within the original old facility agreement. Additionally, during 2022, the Group entered into a new facility agreement with a group of lenders led by Société Générale and Banco Santander, increasing the total available facility by €230,000 thousand to €400,000 thousand, to further support its growth. Further envisioned growth — in line with the Group’s strategy — will require additional significant investments from lenders or its existing shareholders.
Financial position of the Group
As at December 31, 2022, the losses incurred during the first years of its operations were offset by equity contributions from 2022 and resulted in a positive equity of €27,758 thousand (December 31, 2021: negative €76,652 thousand) and cash and cash equivalents of €83,022 thousand (December 31, 2021: €24,652 thousand). The Group's operations to date have been funded by borrowings from the Company's shareholders and banks, as well as proceeds from the SPAC Transaction. In the consolidated statement of financial position as at December 31, 2022, the carrying value of the Group’s borrowings amounts to €269,033 thousand (December 31, 2021: €213,128 thousand). Additionally, the Group had €51,324 thousand in lease liabilities (December 31, 2021: €31,617 thousand) and €56,390 thousand in trade and other payables (December 31, 2021: €29,333 thousand).
Impact of COVID-19
The results for the year ended December 31, 2022 have not been materially impacted by COVID-19 to the same extent as previous periods. As COVID-19 lockdown measures eased, traffic by EV-drivers and consumed energy levels increased. The impact on the Group’s charging revenues correlates with these trends, increasing compared to 2021.
During the years ended December 31, 2022, 2021 and 2020, the Group did not receive COVID-19 related government support or any COVID-19 related rent concessions.
Impact of increasing energy prices
The Group provides electricity directly through its own chargers and needs to procure this energy from the power markets in Europe. As a result of the conflict between Russia and Ukraine, the price of gas has increased sharply, thereby increasing the demand on the European power markets with corresponding constraints in supply. This supply and demand imbalance has recently caused record increases in the price of electricity in Europe.

Allego obtains electricity through contracts with power suppliers or through direct sourcing on the power market. Allego utilizes an external, technology-enabled energy management platform to diversify its supply of power. Allego has entered into medium- and long-term power purchase agreements with renewable power to mitigate the future negative impact of increased energy costs. This has allowed the Group to fix the price of a portion of energy purchased, with plans to grow this percentage substantially over the next 12-24 months.

Additionally, the Group expects to be able to pass these costs onto EV customers. The Group increased prices several times during 2022, particularly in the second half of the year in response to rises in the price of electricity. Despite the price increases, the Group experienced improved utilization rates, indicating a relatively high degree of demand inelasticity by customers. If energy prices were to decline below the fixed price obtained through power purchase agreements, the Group would still expect to keep prices charged to customers constant, enabling predictable margins on charging revenues.
Financing
On May 27, 2019, the Group entered into a senior debt bank facility (“the old facility”), totaling €120,000 thousand, with a group of lenders. During the year ended December 31, 2021, the Group completed three drawdowns on the old facility for a total amount of €44,315 thousand. As a result of these drawdowns, the Group had utilized the maximum amount of credit as allowed under the old facility as of December 2, 2021. The old facility was due to expire on May 27, 2026.

On July 28, 2022, the Group expanded the old facility by an additional €50,000 thousand through an accordion feature with the group of lenders. Additionally, the Group received a waiver such that the Group was no longer required to pledge an amount of bank balances. In the original agreement, these bank balances were required to be pledged to secure the payment of interest and commitment fees (December 31, 2021: €2,563 thousand). Consequently, these bank balances were at the free disposal of the Group.
On December 19, 2022, the Group entered into a new facility agreement (“the renewed facility”) with a group of lenders led by Société Générale and Banco Santander, increasing the total available facility by €230,000 thousand to €400,000 thousand, to further support its growth. The renewed facility consists of (i) €170,000 thousand used to settle the old facility, (ii) up to €200,000 thousand to be used for financing and refinancing certain capital expenditures and permitted acquisitions (and for other permitted debt servicing uses) and (iii) up to €30,000 thousand to be used for issuance of guarantees and letters of credit (and when utilized by way of letters of credit, for general corporate purposes). The renewed facility expires in December 2027 and bears interest at Euribor plus a margin. As of December 31, 2022, the Group has not drawn on €120,790 thousand of this facility.

Under the terms of the renewed facility, the Group is required to comply with financial covenants, including leverage ratio and interest cover ratio, at the consolidated level of Allego N.V. Historically, the Group met its covenants as per the old facility agreement. A covenant breach would negatively affect the Group’s financial position and cash flows, in a way that could reasonably be expected to influence the decisions of the primary users of these consolidated financial statements. The Group considers the likelihood of a breach occurring as higher than remote as the Group incurred losses during the first years of its operations, even though the Group has complied with the covenants of the old facility throughout all reporting periods presented and expects to continue to meet financial covenants performance criteria of the renewed facility.

The compliance with covenants under the renewed facility agreement shall be tested every 6 months, with the testing period being the 12 months ending December 31 and June 30. The first testing date of the interest cover ratio is June 30, 2023, and the first testing date of the leverage ratio is June 30, 2024.

In the event of a covenant breach, the Group may within ten business days from the occurrence of a breach or the anticipated breach of the loan covenants remedy such default by providing evidence of receipt of new funding, sufficient to cure such breach (“equity cure right”). Such remediation is available for not more than two consecutive testing dates and four times over the duration of the renewed facility. In case if the covenants breach is not cured, such a breach is considered a default and could lead to the cancellation of the total undrawn commitments and the loan to become immediately due and payable.

Additionally, there are covenant ratios set as drawstop event conditions for the part of the renewed facility aimed at financing and refinancing certain capital expenditures and permitted acquisitions, which if breached prior to the anticipated utilization of the capex portion of the renewed facility – will result in the drawdown stop. Continuing breaches in the drawstop conditions would permit the bank to cancel the total undrawn commitments and immediately call the debt. The Group may within twenty business days from the occurrence of a drawstop event provide a remedial plan setting out the actions, steps and/or measures (which may include a proposal for adjustments of the financial covenants' or utilization rate's levels) which are proposed to be implemented in order to remedy such drawstop event.
Please refer to Note 33 for additional detail on loan covenants, and Note 25 for information on the terms and conditions of the existing credit facilities.

In parallel to the renewed facility, the Group entered into interest rate caps derivatives to help offset the interest rate risk on 65% of the outstanding loan amounts under the renewed facility. The Group has two interest rate caps in place with a notional of €181,487 thousand which mature in December 2027. The strike price changes over time and ranges between 1.50% and 3.43%.
Interest rate risks on the remaining portion of the outstanding loan amounts, including the impact that higher interest rates would have on the Company’s going concern analysis, was included in the cash flow forecasts described below. Additional information on interest rate risk is described in Note 32.
Liquidity forecasts
Management prepares detailed liquidity forecasts and monitors cash and liquidity forecasts on a continuous basis. In assessing the going concern basis of preparation of the consolidated financial statements, management estimated the expected cash flows for the next 12 months, incorporating current cash levels, revenue projections, detailed capital expenditures, operating expense budgets, interest payment obligations, and working capital projections, as well as compliance with covenants, the potential exercise of warrants, potential future equity raises, and availability of other financial funding from banks, like those obtained in 2022. The Group invests in new stations, chargers, grid connections, and potential business acquisitions only if the Group has secured financing for such investments. These forecasts reflect potential scenarios and management plans and are dependent on securing significant contracts and related revenues.

The Group has applied different scenarios ranging from a scenario that assumes regular capital expenditure levels based on the current available capex facility and a scenario that assumes a service-light model including revenues based only on existing contracts. All scenarios result in the Group having sufficient available cash and liquidity.

Based on these estimations, management has concluded that Allego will be able to fund the expected cash outflows in the next 12 months. Although the expectation for the coming year is that the Company will continue to have net losses and make additional investments, its cash flows from operations and renewed credit facility is sufficient for more than the next 12 months from the issuance of these consolidated financial statements. Therefore, the consolidated financial statements have been prepared under the assumption that the Group operates on a going concern basis.

As described above, long-term investments, development activities, and operations more than 12 months out may require additional financing to be obtained. Currently, no commitments exist for further growth investments. The Group will be required to seek additional financing to continue to execute its growth strategy and business plan in the long-term. The realization of such financing is inherently uncertain. Securing additional funding — by raising additional equity or debt financing — is important for the Group’s ability to continue as a going concern in the long-term. However, there is no assurance that the Group will be able to raise additional equity or debt financing on acceptable terms, or at all.
2.3. Basis of consolidation
Subsidiaries are all entities over which the Group has control. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:
•power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee);
•exposure, or rights, to variable returns from its involvement with the investee;
•the ability to use its power over the investee to affect its returns.
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
•the contractual arrangement(s) with the other vote holders of the investee;
•rights arising from other contractual arrangements;
•the Group’s voting rights and potential voting rights.
The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income are attributed to the equity holders of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit or loss, statement of comprehensive income, statement of changes in equity and statement of financial position respectively.
Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset.
The Group treats transactions with non-controlling interests that do not result in a loss of control as transactions with equity owners of the Group. A change in ownership interest results in an adjustment between the carrying amounts of the controlling and non-controlling interests to reflect their relative interests in the subsidiary. Any difference between the amount of the adjustment to non-controlling interests and any consideration paid or received is recognized in equity and attributed to the equity holders of the Company.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities and non-controlling interest, while any resultant gain or loss is recognized in profit or loss. Amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss. Any retained interest in the entity is remeasured to its fair value, with the change in the carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequent accounting for the retained interest as an associate, joint venture or financial asset.

Associates are all entities over which the Group has significant influence but not control or joint control. Investments in associates are accounted for using the equity method and are initially recognized at cost, including any potential transaction costs, as of the date the significant influence was obtained. Subsequently, the Group’s share of the profit or loss and other comprehensive income/(loss) of the associates is included in the consolidated financial statements until the date on which the significant influence ceases. As at December 31, 2022, the Group has one associate (December 31, 2021: nil, December 31, 2020: nil).
The Group discontinues applying the equity method when the investment in associates is reduced to zero. Accordingly, additional losses are not recognized unless the Group has guaranteed certain obligations of the associates. When the associates subsequently report net income, the Group resumes applying the equity method but only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.
2.4. Principles for the consolidated statement of cash flows
The consolidated statement of cash flows is prepared based on the indirect method. The consolidated statement of cash flows distinguishes between cash flows from operating, investing and financing activities. The cash items disclosed in the statement of cash flows comprise cash at bank, cash in hand, deposits held at call with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts when they are considered an integral part of the Group’s cash management.
Cash flows denominated in foreign currencies have been translated at average exchange rates. Exchange differences on cash and cash equivalents are shown separately in the consolidated statement of cash flows. The Group has chosen to present interest paid as cash flows from operating activities and interest received as cash flows from investing activities.
The Group has classified the principal portion of lease payments within cash flows from financing activities and the interest portion within cash flows from operating activities. The Group has classified cash flows received from operating leases as cash flows from operating activities. Cash flows from the principal and interest of the finance lease receivables received are classified as cash flows from investing activities.
2.5. Foreign currency translation
2.5.1 Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in euros (€), which is the Company’s functional and presentation currency.
2.5.2 Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates, are recognized in the consolidated statement of profit or loss. All foreign exchange gains and losses are presented in the consolidated statement of profit or loss, within finance income/(costs).
Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.
2.5.3 Translation of foreign operations
The results and financial position of foreign operations that have a functional currency different from the presentation currency of the Group are translated into the presentation currency as follows. Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position. Income and expenses for each statement of profit or loss and statement of comprehensive income are translated at average exchange rates, unless exchange rates fluctuate significantly during that period, in which case the exchange rates at the date of transactions are used. All resulting exchange differences are recognized in the consolidated statement of comprehensive income and accumulated in a foreign currency translation reserve, as a separate component in equity (attributed to non-controlling interests as appropriate).
When a foreign operation is sold, the associated exchange differences are reclassified to the consolidated statement of profit or loss, as part of the gain or loss on sale.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate. Exchange differences arising are recognized in the consolidated statement of comprehensive income.
2.6. New and amended standards
2.6.1 New and amended standards adopted by the group
The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2022. Other than for the standards and amendments set out in this section, the Group did not have to change its accounting policies or make retrospective adjustments as a result of applying these standards and amendments.
Annual improvements to IFRS 2018-2020: IFRS 9 Financial Instruments – Fees in the “10 per cent” test for derecognition of financial liabilities
As part of its 2018–2020 annual improvements to the IFRS standards process, the IASB issued an amendment to IFRS 9 Financial Instruments. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received fees between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment. The amendment is effective for annual reporting periods beginning on or after January 1, 2022 with earlier adoption permitted.
The Group applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period ending December 31, 2022. The Group followed this amendment to assess whether the terms of the renewed facility were substantially different from the terms of the old facility.

Amendments to IAS 16 Property, Plant and Equipment: Proceeds before intended use
The amendment to IAS 16 Property, Plant and Equipment prohibits an entity from deducting from the cost of an item of property, plant and equipment any proceeds received from selling items produced while the entity is preparing the asset for its intended use. It also clarifies that an entity is “testing whether the asset is functioning properly” when it assesses the technical and physical performance of the asset, while the financial performance of the asset is not relevant to this assessment. Entities must disclose separately the amounts of proceeds and costs relating to items produced that are not an output of the entity’s ordinary activities, in profit or loss. The amendment is effective for annual reporting periods beginning on or after January 1, 2022 and must be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment.

The Group does not deduct proceeds received from charging sessions when the Group is preparing its chargers for its intended use from its property, plant and equipment cost. Therefore, this amendment does not have an impact on the Group’s consolidated financial statements.

The Group has also applied the following amendments for the first time for the annual reporting period commencing January 1, 2022:

•Amendments to IAS 37: Onerous Contracts – Cost of Fulfilling a Contract
•Amendments to IFRS 3: Reference to the Conceptual Framework
•Annual improvements to IFRS 2018-2020: minor amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards – Subsidiary as a First-time Adopter, IAS 41 Agriculture – Taxation in Fair Value Measurements, Illustrative Examples accompanying IFRS 16 Leases

The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.
2.6.2 New standards and interpretations not yet adopted
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.
Amendments to IAS 1 – Classification of Liabilities as Current or Non-current
The narrow-scope amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (e.g., the receipt of a waiver or a breach of covenant). The amendments also clarify what IAS 1 means when it refers to the “settlement” of a liability. In October 2022 further amendments were issued to clarify that covenants of loan agreements which an entity must comply with only after the reporting date would not affect classification of a liability of current or non-current at the reporting date. These amendments introduce additional disclosure requirements.
The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions to determine classification and for some liabilities that can be converted into equity. The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and must be applied retrospectively in accordance with the normal requirements of IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. The Group does not expect the standard to have an impact on the classification of the Group's liabilities within the consolidated financial statements, but will evaluate any additional disclosure requirements, as applicable. ~~has not yet considered the potential impact of the amendments to the standard on the Group’s consolidated financial statements, if any.~~
IFRS 17 – Insurance Contracts
In May 2017, the IASB issued IFRS 17 Insurance Contracts (IFRS 17), a comprehensive new accounting standard for insurance contracts covering recognition and measurement, presentation and disclosure. Once effective, IFRS 17 will replace IFRS 4 Insurance Contracts (IFRS 4) that was issued in 2005. IFRS 17 applies to all types of insurance contracts
(i.e., life, non-life, direct insurance and re-insurance), regardless of the type of entities that issue them, as well as to certain guarantees and financial instruments with discretionary participation features. IFRS 17 is effective for reporting periods beginning on or after January 1, 2023, with comparative figures required. Early application is permitted, provided the entity also applies IFRS 9 and IFRS 15 on or before the date it first applies IFRS 17. The Group does not expect the standard to have an impact on the Group's consolidated financial statements.
Other new and amended standards and interpretations
The following new and amended standards and interpretations that are issued, but not yet effective, are not expected to have an impact on the Group’s consolidated financial statements:
•Amendments to IAS 12 ‘Income Taxes’: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
•Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Material Accounting policies
•Amendments to IAS 8 – Definition of Accounting Estimates
•Amendment to IFRS 16 – Leases on sale and leaseback

The amendments are effective for annual periods beginning on or after January 1, 2023.
2.7. Summary of significant accounting policies
2.7.1 Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker ("CODM"), who is responsible for assessing the performance of the operating segments and allocating resources, has been identified as the Executive Board of the Group. The Executive Board consists of the chief executive officer (CEO), the chief financial officer (CFO) and the chief technology officer (CTO).
2.7.2 Business combinations
The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business as per IFRS 3 and control is transferred to the Group. To determine whether a particular set of activities and assets is a business, the Company assesses whether the set of assets and activities acquired includes, at a minimum, an input and a substantive process and whether outputs can be produced.
The cost of an acquisition is measured at the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Group elects whether to measure non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred.
Any contingent or deferred consideration is measured at fair value at the date of acquisition. If an obligation to pay contingent or deferred consideration that meets the definition of a financial instrument is classified as equity, then it is not remeasured, and settlement is accounted for within equity. Otherwise, other contingent or deferred consideration is remeasured at fair value at each reporting date and subsequent changes in the fair value of the consideration are recognized in the consolidated statement of profit or loss.
If the business combination is achieved in stages, the acquisition date carrying value of the Group’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in the consolidated statement of profit or loss.
In the event of an asset acquisition, the Group applies the guidance prescribed by IFRS 3 and allocates the cost of the transaction to the assets acquired and liabilities assumed based on their relative fair values at the date of purchase with no goodwill recognized. For any identifiable asset or liability initially measured at an amount other than cost, the Group initially measures that asset or liability at the amount specified in the applicable IFRS Standard. The Group then allocates the residual transaction price to the remaining identifiable assets and liabilities based on their relative fair values at the date of the acquisition.
2.7.3 Goodwill

In a business combination, goodwill is initially measured at cost (being the excess of the aggregate of the: consideration transferred, amount of non-controlling interests and the fair value of any previously interest held, over the fair value of the net identifiable assets acquired and liabilities assumed). After initial recognition, goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, and is carried at cost less accumulated impairment losses. Refer to the accounting policies on impairment of non-financial assets (including goodwill) in Note 2.7.15.

On disposal of an entity, the associated goodwill is included in the carrying amount of the entity when determining the gains or losses on disposal.
2.7.4 Revenue recognition
The Group recognizes revenue from the following activities:
•revenue from charging sessions;
•revenue from the sale of charging equipment to customers;
•revenue from installation services;
•revenue from the operation and maintenance of charging equipment owned by customers; and
•revenue from consulting services.
Charging sessions
Charging sessions reflect the revenues related to charging sessions at charging equipment owned by the Group. The Group acts as a charge point operator in public spaces, at consumer’s homes and at companies' locations. The Group supplies electricity to owners and drivers of electric vehicles which use a charge card issued by a mobility service provider (“MSP”), credit card or a charging app to pay for these services. Charging revenue is recognized at the moment of charging, when the control of electricity is transferred to the customer. The Group is acting as a principal in charging transactions for charging equipment that is owned by the Group as it has the primary responsibility for these services and discretion in establishing the price of electricity.
The Group is considered an agent in charging transactions for charging equipment owned by third parties as the Group does not have control over electricity, the Group has to reimburse the electricity costs to EV drivers, and because the charging services to homeowners and company locations are administrative in nature.
Sale of charging equipment
The Group enters into agreements with customers for the sale of charging equipment. These contracts are generally awarded based on a proposal and business case for a certain location including traffic and other activity predictions. If the proposal is awarded by the customer, the Group enters into a development contract under which the Group purchases and installs charging equipment at the relevant location. The Group has determined that the sale and installation of the equipment constitute two distinct performance obligations since the integration of both performance obligations is limited, the installation is relatively straight-forward and these installation services can be provided by other suppliers as well. These separate performance obligations are both sold on a stand-alone basis and are distinct within the context of the contract. When the contract includes multiple performance obligations, the transaction price is allocated to each performance obligation based on the stand-alone selling prices. Where such stand-alone selling prices are not directly observable, these are estimated based on expected cost-plus margin.
Revenue from the sale of charging equipment is recognized at a point in time when control of the charging equipment is transferred to the customer. Depending on the terms and conditions of the contract, this can be:
•the moment when the customer has the legal title and the physical possession of the charging equipment once the delivery on premise takes place; or
•the moment when the customer has not taken physical possession of the charging equipment and the delivery on premise has not taken place, but the customer has requested the Group to hold onto the charging equipment, and has the ability to direct the use of, and obtain substantially all of the remaining benefits from the charging equipment.
Installation services
Revenue from installation of charging equipment is recognized over time. The Group uses an input method in measuring progress of the installation services. The input method is based on the proportion of contract costs incurred for work performed to date in proportion to the total estimated costs for the services to be provided. Management considers that this input method is an appropriate measure of the progress towards complete satisfaction of these performance obligations under IFRS 15. In case the Group cannot reliably measure progress of the installation services, the Group only recognizes revenue to the level of costs incurred.
The Group also sells charging equipment and installation services separately. In that event the same revenue recognition principles are applied as those applied for a combined sale of charging equipment and installation services.
Operation and maintenance of charging equipment
Service revenue from operation and maintenance (“O&M”) services of charging equipment owned by customers is recognized over time. Services include the deployment of the Group’s cloud-based platform to collect, share and analyze charging data as well as the maintenance of the site. Customers are invoiced on a monthly basis and consideration is payable when invoiced. The Group recognizes revenue only when the performance obligation is satisfied, therefore any upfront billing and payments are accounted for as an advance payment.
Part of the O&M fees are variable and based on certain performance indicators related to the charging equipment, such as utilization. The Group recognizes variable consideration when the O&M fees occur.
The Group and a customer may enter into a development contract and an O&M contract at the same time. These contracts are not negotiated as a package and there are distinct commercial objectives and terms, the amount of consideration to be paid in one contract does not depend on the price or performance of the other contract and the goods or services promised in the contracts represent multiple performance obligations. Therefore, development and O&M contracts are treated as separate arrangements.
No significant element of financing is deemed present as the sales are made with a credit term of 30 days, which is consistent with market practice. Except for assurance type warranty provisions, the Group did not recognize an obligation to repair or warrant products or services as the Group does not provide any guarantee extension services.
Consulting services
The Group recognizes revenue from providing consulting services on research strategy and development of proprietary integrated tools taking the form of both software and/or hardware. Revenue from providing consulting services is recognized in the accounting period in which the services are rendered. Revenue is recognized over time using the input variable method as a measure of progress.
In the case of fixed-price contracts, the customer pays the fixed amount based on a payment schedule. If the services rendered by the Group exceed the payments, a contract asset is recognized. If the payments exceed the services rendered, a contract liability is recognized.
Contract assets
Fees associated with the development contracts are fixed and payable upon the achievement of milestones. If the services rendered by the Group exceed the payment, a contract asset is recognized. Contract assets are subject to an impairment assessment. Refer to the accounting policies on impairment of financial assets in Note 2.7.17.
Contract liabilities
A contract liability is recognized if a payment from the customer is received, and it precedes the satisfaction of a performance obligation by the Group. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).
2.7.5 Cost of sales
Cost of sales represents the electricity cost for the charging revenues, which is billed to the Group by utility companies, maintenance costs, depreciation expense related to charging equipment and charging infrastructure, and amortization expense related to the EV Cloud platform. Cost of sales related to development contracts consists of the cost of charging equipment and the third-party service cost for the installation services including the establishment of the grid connection.
Cost of sales related to the O&M contracts mainly consists of the third-party service cost (such as costs incurred for monitoring the state of charging poles, cleaning of charging poles, data-related costs). These expenses are recognized in the period in which they are incurred.
During the year ended December 31, 2022, the Company changed its accounting policy related to the allocation of depreciation and amortization expenses in the statement of profit or loss, refer to Note 2.7.24 for details.
2.7.6 Other income
The Group recognizes other income from the following sources:
•sale of CO2 tickets (for example, “HBE certificates” or hernieuwbare brandstofeenheden in the Netherlands);
•government grants;
•disposal of property, plant and equipment;
•sublease rental income;
•fair value gains/(losses) on derivatives (purchase options); and
•other items.
CO2 tickets are issued by governments and therefore IAS 20 Accounting for government grants and disclosure of government assistance is applicable. CO2 tickets are initially recognized at fair value as inventory (refer to the accounting policies on inventories in Note 2.7.16). Other income from the sale of CO2 tickets (for example, HBE certificates in the Netherlands) includes both the fair value gain on initial recognition and the gain or loss on the subsequent sale.
The accounting policy for the disposal of property, plant and equipment is disclosed in Note 2.7.12. The accounting policy for government grants is disclosed in Note 2.7.7. The accounting policy for sublease rental income is disclosed in Note 2.7.14, section “Group as a lessor”.
The accounting policy for the fair value gains and losses on the purchase options derivatives is disclosed in Note 2.7.17.
Other items mainly relate to reimbursements that the Group has received from one of its suppliers for chargers. See note 7.
2.7.7 Government grants
Government grants are recognized where there is reasonable assurance that the grant will be received and that the Group will comply with all attached conditions. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, which it is intended to compensate, are expensed. Income from government grants is recorded in the consolidated statement of profit or loss as other income.
When the grant relates to an asset, the carrying amount of the related asset is reduced with the amount of the grant. The grant is recognized in the consolidated statement of profit or loss over the useful life of the depreciable asset by way of a reduced depreciation charge.
Grants relating to assets relate to the Group’s chargers and charging infrastructure. Refer to Note 15 for details.
2.7.8 General and administrative expenses
General and administrative expenses relate to the Group’s support function and mainly comprise employee benefits, depreciation, amortization and impairment charges, IT costs, housing and facility costs, travelling costs, fees incurred from third parties and other general and administrative expenses. General and administrative expenses are recognized in the consolidated statement of profit or loss when incurred.
During the year ended December 31, 2022 the Company changed its accounting policy, related to the allocation of a portion of depreciation and amortization expenses in the consolidated statement of profit or loss. Refer to the details and the rationale of the change in Note 2.7.24.
2.7.9 Selling and distribution expenses
Selling and distribution expenses relate to the Group’s sales function and mainly comprise employee benefits, depreciation charges, marketing and communication costs, housing and facility costs, travelling costs and other selling and distribution expenses. Selling and distribution expenses are recognized in the consolidated statement of profit or loss when incurred.
2.7.10 Employee benefits
Short-term employee benefits
Short-term employee benefits include wages, salaries, social security contributions, annual leave, including paid time-off, accumulating sick leave and non-monetary benefits and are recognized as an expense as the related services are provided by the employee to the Group. Liabilities for short-term employee benefits that are expected to be settled within twelve months after the reporting period are recorded for the amounts expected to be paid when the liabilities are settled.
Pensions and other post-employment obligations
Pension plans
The Group operates various pension plans, including both defined benefit and defined contribution plans, for its employees in the Netherlands, Belgium, Germany, the United Kingdom, Norway and Sweden. To the employees in France no Group pension plan applies, but a statutory end-of-service benefit applies. The plans are generally funded through payments to insurance companies or trustee-administered funds as determined by periodic actuarial calculations.
Defined benefit plans
The liability or asset recognized in the consolidated statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.
The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation. In countries where there is no deep market in such bonds, the market rates on government bonds are used.
The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expenses in the consolidated statement of profit or loss.
Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income. They are included in accumulated deficit in the consolidated statement of changes in equity and in the consolidated statement of financial position.
Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in the consolidated statement of profit or loss as past service costs.
Defined contribution plans
For defined contribution plans, the Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expenses when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.
Other long-term employee benefits
The Group operates a jubilee plan for certain employees in the Netherlands, for which the Group records a provision. The provision is measured as the present value of expected future payments to be made in respect of services provided by employees up to the end of the reporting period, using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures and periods of service.
Expected future payments are discounted using market yields at the end of the reporting period of high-quality corporate bonds with terms and currencies that match, as closely as possible, the estimated future cash outflows. Interest cost is calculated by applying the discount rate to the expected future payments. This cost is recognized in the consolidated statement of profit or loss, within finance income/(costs).
Remeasurements as a result of experience adjustments and changes in actuarial assumptions are recognized in the consolidated statement of profit or loss.
Termination benefits
Termination benefits are payable when employment is terminated by the Group before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The Group recognizes termination benefits at the earlier of the following dates: (a) when the Group can no longer withdraw the offer of those benefits; and (b) when the Group recognizes costs for a restructuring that is within the scope of IAS 37 and involves the payment of terminations benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after the end of the reporting period are discounted to present value.
2.7.11 Share-based payment
2.7.11.1 First special fees agreement
A first share-based payment arrangement was provided to an external consulting firm via a first special fees agreement (the "First Special Fees Agreement"). Information relating to this agreement between the Company’s immediate parent entity — Madeleine — and the consulting firm is set out in Note 11.1. The fair value of the share-based payment arrangement granted under the First Special Fees Agreement was recognized as an expense, with a corresponding increase in accumulated deficit. The total amount to be expensed was determined by reference to the fair value of the share-based payment arrangement, including market performance conditions. The fair value excluded the impact of any service and non-market performance vesting conditions.
IFRS 2 requires the total expense to be recognized over the vesting period, which is the period over which all of the specified service and non-market vesting conditions are to be satisfied. For the First Special Fees Agreement the expenses were recognized over the service period (from the grant date until a liquidity event, refer to Note 3.1.7).
2.7.11.2 Second special fees agreement
A second share-based payment arrangement is provided to an external consulting firm via a second special fees agreement (the "Second Special Fees Agreement") (compared to the First Special Fees Agreement entered into in December 2020). Information relating to this agreement which was originally between the Company’s immediate parent entity — Madeleine — and the consulting firm is set out in Note 11.2. The fair value of the share-based payment arrangement granted under the Second Special Fees Agreement is recognized as an expense, with a corresponding increase in accumulated deficit as long as the agreement remained in place between Madeleine and the consulting firm. The Second Special Fees Agreement was novated from Madeleine to the Company during the reporting period and as a result, the fair value of the share-based payment arrangement granted under the Second Special Fees Agreement is recognized as an expense, with corresponding movements in the provision recognized as part of the novation. The total amount to be expensed is determined by reference to the fair value of the share-based payment arrangement, including market performance conditions. The fair value excludes the impact of any service and non-market performance vesting conditions.
IFRS 2 requires the total expense to be recognized over the vesting periods, which are the periods over which all of the specified service and non-market vesting conditions are to be satisfied. For the Second Special Fees Agreement the expenses are recognized over the service periods (from the grant date until each forecasted equity injection, refer to Note 3.1.8). The Group shall revise its estimate of the length of the vesting periods, if necessary, if subsequent information indicates that the length of the vesting period differs from previous estimates. This may result in the reversal of expenses if the estimated vesting periods are extended.
2.7.11.3 Management Incentive Plan
The share-based payment arrangement in place related to the Management Incentive Plan qualifies as an equity settled share-based payment in accordance with IFRS 2. As mentioned in Note 11.3, as part of Allego´s Management Incentive Plan some key management employees were granted options, with performance vesting criteria attached to some of these options.
The grant date fair value of grant options (options subject to the expiry of a blocking period of 18 months) is recognized as an operating expense with a corresponding increase in accumulated deficit. The fair value is determined at the grant date and the total expense is recognized immediately since the participants are not required to complete a specified period of service period before becoming unconditionally entitled to these equity instruments.
The grant date fair value of the performance options (options subject to predefined performance conditions and the expiry of the blocking period) is recognized as an operating expense with a corresponding increase in accumulated deficit. The fair value is determined at the grant date and the total expense is recognized over the vesting period. At the end of each reporting period, the Group revises the expense for the services received based on the non-market vesting and service conditions. The impact is recognized in the consolidated statement of profit or loss with the corresponding increase in accumulated deficit.
The grant options and performance options do not include any market conditions or non-vesting conditions that should be included in their fair value. The grant date fair value remains the same over time.
2.7.12 Property, plant and equipment
Property, plant and equipment are initially recorded in the consolidated statement of financial position at their cost. For property, plant and equipment acquired from third parties this is the acquisition cost, including costs that are directly attributable to the acquisition of the asset. For internally constructed assets, cost comprises direct costs of materials, labor and other direct production costs attributable to the construction of the asset. Each item of property, plant and equipment is subsequently stated at historical cost less accumulated depreciation and accumulated impairment, if any.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the consolidated statement of profit or loss during the reporting period in which they are incurred.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the asset’s use or disposal. Any gain or loss arising on the disposal or retirement of the asset (determined as the difference between the net disposal proceeds and the carrying amount of the asset) is recorded in the consolidated statement of profit or loss when the asset is derecognized, within other income. Occasionally, the Group sells its own chargers and/or charging equipment to a customer. In that case, the carrying value of the disposed assets are recorded within cost of sales. The proceeds of such transactions are recorded within revenue from the sale of charging equipment.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Depreciation methods and periods
The Group depreciates its property, plant and equipment using the straight-line method to allocate their cost, net of their residual values, over their estimated useful lives. Leasehold improvements are depreciated over the shorter of their lease term and their estimated useful lives. The estimated useful lives used are as follows:

Asset class	Useful life
Chargers and charging infrastructure	7 – 10 years
Other fixed assets	3 – 10 years
Assets under construction	Not depreciated
Other fixed assets mainly comprise leasehold improvements, office equipment, IT assets and other fixed assets.
The residual values, useful lives and depreciation methods are reviewed at the end of each reporting period and adjusted prospectively, if appropriate.
2.7.13 Intangible assets
The Group’s intangible assets consist of software, customer relationships and goodwill. Software primarily comprises the Group’s internally developed EV Cloud platform and software purchased from third parties. Customer relationships and goodwill resulted from the business combinations as detailed in Note 4.
Internally developed software
Internally developed software comprises the Group’s internally developed EV Cloud platform. Its cost consists of the development cost that are directly attributable to the design and testing of the EV Cloud platform, which is controlled by the Group.
Development costs are capitalized as software if the following criteria are met:
•It is technically feasible to complete the software so that it will be available for use.
•Management intends to complete the software and use or sell it.
•There is an ability to use or sell the software.
•It can be demonstrated how the software will generate probable future economic benefits.
•Adequate technical, financial and other resources to complete the development and to use or sell the software are available.
•The expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software include direct costs of labor and other direct production costs attributable to the development of the software.
Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use over its estimated useful life of 3 years. Following initial recognition, internally developed software is carried at cost less any accumulated amortization and accumulated impairment losses.
Research expenditure and development expenditure related to software that do not meet the criteria above are recognized as an expense as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.
Software and licenses purchased from third parties
Software and licenses purchased from third parties comprises software and licenses for the use of platforms from third parties. Software and licenses purchased from third parties are measured on initial recognition at cost. Cost comprises the purchase price and directly attributable costs of preparing (i.e., tailoring) the software or platform for its intended use by the Group. Following initial recognition, software and licenses purchased from third parties are carried at cost less any accumulated amortization and accumulated impairment losses. Software and licenses purchased from third parties are amortized over its useful life or the duration of the license, as applicable.
Goodwill
The goodwill arisen from the acquisition of subsidiaries is included in the Group’s intangible assets. Please refer to Note 2.7.3 and Note 2.7.15 for details over the accounting policies applied in accounting for goodwill.
Customer relationships
The customer relationships were acquired as part of a business combination (see Note 4 for details). They are recognized at their fair value at the date of acquisition and are subsequently carried at cost less accumulated amortization and accumulated impairment losses. Customer relationships are amortized on a straight-line basis over its useful life, which is based on the timing of projected cash flows of the contracts.
Derecognition
An intangible asset is derecognized upon disposal or when no future economic benefits are expected to arise from the asset’s use or disposal. Any gain or loss arising on derecognition of the asset (determined as the difference between the net disposal proceeds and the carrying amount of the asset) is recorded in the consolidated statement of profit or loss when the asset is derecognized.
Amortization methods and periods
The Group amortizes intangible assets with a finite useful life using the straight-line method to allocate their cost over their estimated useful lives. The estimated useful lives used are as follows:

Asset class	Useful life
Software – Internally developed software	3 years
Software and licenses – Purchased from third parties	1 – 25 years
Customer relationships	16 – 17 years
The useful lives and amortization methods are reviewed at the end of each reporting period and adjusted prospectively, if appropriate.
2.7.14 Leases
Group as a lessee
The Group leases office buildings, cars, software, land permits and other assets. Other assets comprise office furniture. Rental contracts are typically agreed for fixed periods of several years. The contractual lease term of cars is set at four years, where extensions are unusual. Software relates to the right of use of a third-party supplier’s application software. The contractual lease term of software is set at five years with a two-year extension option. The contractual lease term of office buildings is typically set at five years but may have extension options as described below.
Contracts may contain both lease and non-lease components. The Group has elected not to separate lease and non-lease components for all identified asset classes and instead accounts for these as a single lease component.
Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Determining the right-of-use asset and lease liability
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:
•fixed payments (including in-substance payments), less any lease incentives receivable;
•variable lease payments that are based on an index or rate, initially measured using the index or rate as at the commencement date;
•amounts expected to be payable by the Group under residual value guarantees;
•the exercise price of a purchase option if it is reasonably certain that the Group will exercise that option; and
•payments of penalties for terminating the lease, if the lease term reflects the Group exercising that option.
Lease payments to be made under reasonably certain extension options are also included in the measurement of the lease liability.
The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.
Lease payments are allocated between principal and finance cost. The finance cost is charged to the consolidated statement of profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the lease liability for each period.
Right-of-use assets are measured at cost comprising the following:
•the amount of the initial measurement of the lease liability;
•any lease payments made at or before the commencement date less any lease incentives received;
•any initial direct costs, and
•restoration costs.
Right-of-use assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain that it will exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.
The right-of-use assets are also subject to impairment and are allocated to the cash-generating unit to which these assets relate. Refer to the accounting policy for impairment of non-financial assets, which is disclosed in Note 2.7.15.
Discount rate
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions. To determine the incremental borrowing rate, the Group uses a build-up approach that starts with a risk-free interest rate adjusted for credit risk for leases held by the Group and makes adjustments specific to the lease (e.g., term, country, currency and security).
Leases of low-value assets and short-term leases
Low-value assets comprise small items of office furniture. The Group has not applied the practical expedient to recognize leases of low-value assets on a straight-line basis as an expense in the consolidated statement of profit or loss.
Short-term leases are leases with a lease term of twelve months or less without a purchase option. The Group has short-term building and car leases. The Group has applied the practical expedient to recognize short-term building leases, but not for short-term car leases, on a straight-line basis as an expense in the consolidated statement of profit or loss.
Lease term
Extension and termination options are included in a number of office buildings, software, car leases and land permits across the Group. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The majority of extension and termination options held are exercisable only by the Group and not by the respective lessor.
In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not to exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if it is reasonably certain that the lease will be extended (or not terminated).
For leases of offices and land permits, the following factors are normally the most relevant:
•If there are significant penalty payments to terminate (or not to extend), it is typically reasonably certain that the Group will extend (or not terminate).
•If any leasehold improvements are expected to have a significant remaining value, it is typically reasonably certain that the Group will extend (or not terminate).
•Otherwise, the Group considers other factors including historical lease durations and the costs and business disruption required to replace the leased asset.
The lease term is reassessed if an option is actually exercised (or not exercised) or the Group becomes obliged to exercise (or to not exercise) it. The assessment of reasonable certainty is only revised if a significant event or a significant change in circumstances occurs, which affects this assessment, and that is within the control of the lessee.
Group as a lessor
When the Group acts as a lessor, it determines at lease commencement whether each lease is a finance lease or an operating lease. To classify each lease, the Group makes an overall assessment of whether the lease transfers to the lessee substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, the lease is classified as a finance lease. If this is not the case, the lease is classified as an operating lease.
As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset and whether, at the inception date, the present value of the lease payments amounts to at least substantially all of the fair value of the underlying asset.
If an arrangement contains lease and non-lease components, the Group applies IFRS 15 Revenue from Contracts with Customers to allocate the consideration in the contract.
When the Group is an intermediate lessor, it accounts for its interests in the head-lease and the sublease separately. It assesses the lease classification of a sublease with reference to the right-of-use asset arising from the head-lease, not with reference to the underlying asset.
Operating subleases
The Group subleases some of its leased office buildings to third parties. The contractual term of subleases of office buildings is typically set at three years but is in no event longer than the lease term of the head-lease.
Subleases may have extension and/or termination options that are typically exercisable only by the lessee and not by the Group. All subleases of the Group’s leased office buildings are classified as operating subleases.
The Group recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as part of other income.
2.7.15 Impairment of non-financial assets (including goodwill)
The Group assesses at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, the Group estimates the asset’s recoverable amount. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets (“cash-generating units”). An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. Impairment losses are recognized in the consolidated statement of profit or loss in expense categories consistent with the function of the impaired asset.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples or other available fair value indicators.
The Group bases its impairment calculation on most recent budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.
An assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation or amortization, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statement of profit or loss.
Goodwill
Goodwill impairment testing is performed annually or more frequently if indicators of potential impairment exist, which includes evaluating qualitative and quantitative factors to assess the likelihood of an impairment. These indicators include changes in the business climate, changes in management, legal factors, operating performance indicators or sale of disposal of the acquired business. The Group allocates goodwill to a group of CGU’s for the purpose of impairment testing based on such CGU's being expected to benefit from the business combination in which the goodwill arose. This group of CGU's is the lowest level at which goodwill is monitored for internal management purposes. The carrying amount of goodwill is compared with the recoverable amount of the group of CGU’s it was allocated to, which is the higher of the group of CGU’s value in use and its fair value less cost to sell.
2.7.16 Inventories
Finished products and goods for resale
Inventories of finished products and goods for resale are stated at the lower of cost and net realizable value. Costs are assigned to individual items of inventory on the basis of weighted average costs. Costs of purchased inventory are determined after deducting rebates and discounts.
Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.
CO2 Tickets (for example, HBE certificates in the Netherlands)
CO2 Tickets are initially measured at fair value, which is the initial cost of the certificates. Upon initial recognition of the certificates, the Group records a corresponding gain in other income. They are subsequently stated at the lower of cost and net realizable value. Costs are assigned on an individual basis.
Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale.
2.7.17 Financial instruments
The Group recognizes a financial asset or financial liability in its consolidated statement of financial position when the Group becomes a party to the contractual provisions of the financial instrument.
Financial assets
Classification
The Group classifies its financial assets in the following measurement categories:
•those to be measured subsequently at fair value through other comprehensive income with recycling of cumulative gains and losses – debt instruments (“FVOCI – debt instruments”);
•those to be measured subsequently at fair value through other comprehensive income with no recycling of cumulative gains and losses upon derecognition – equity instruments (“FVOCI – equity instruments”);
•those to be measured subsequently at fair value through profit or loss (“FVPL”); and
•those to be measured at amortized cost.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them.
In order for a financial asset to be classified and measured at amortized cost or FVOCI, it needs to give rise to cash flows that are “solely payments of principal and interest (“SPPI”)” on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets classified and measured at amortized cost are held within a business model with the objective to hold financial assets in order to collect contractual cash flows, while financial assets classified and measured at FVOCI are held within a business model with the objective of both holding to collect contractual cash flows and selling. Financial assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL.
The Group reclassifies debt investments when and only when its business model for managing those assets changes.
Initial measurement
With the exception of trade receivables that do not contain a significant financing component, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at FVPL, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in the consolidated statement of profit or loss.
Trade receivables
Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. They are generally due for settlement within 30 days and are therefore all classified as current. Trade receivables are recognized initially at the transaction price, unless they contain significant financing components, when they are recognized at fair value.
Subsequent measurement
Financial assets at amortized cost
Financial assets at amortized cost are subsequently measured using the effective interest (“EIR”) method and are subject to impairment. Gains and losses are recognized in the consolidated statement of profit or loss when the asset is derecognized, modified or impaired.
The Group’s financial assets at amortized cost include cash and cash equivalents, trade receivables, other receivables and pledged bank balances included under current and non-current other financial assets.
Financial assets at FVOCI — debt instruments
For debt instruments at FVOCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the consolidated statement of profit or loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in the consolidated statement of comprehensive income (“OCI”). Upon derecognition, the cumulative fair value change recognized in OCI is recycled to the consolidated statement of profit or loss.
The Group does not have debt instruments at FVOCI.
Financial assets at FVOCI – equity instruments
The Group measures all equity investments at fair value. Where the Group has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to the consolidated statement of profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in the consolidated statement of profit or loss as other income when the Group’s right to receive payments is established.
The Group’s investments in equity securities at FVOCI relate to an investment in a private company that provides distributed demand response products, which enable households to achieve energy savings. The Group has elected to present fair value gains and losses related to this equity investment in OCI, as investing in (equity) securities is not the main activity of the Group and the objective of the investment is not to hold it for trading purposes.
Financial assets at FVPL
Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognized in the consolidated statement of profit or loss.
This category includes purchase options derivatives which are included under current other financial assets and interest cap derivatives which are included under non-current other financial assets.
Impairment
The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at FVPL. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
Trade receivables and contract assets
The Group applies the IFRS 9 simplified approach to measuring ECLs which uses a lifetime expected loss allowance for all trade receivables and contract assets. To measure the ECLs, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due. The contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the trade receivables for the same types of contracts. The Group has therefore concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for the contract assets.
The Group considers a financial asset in default when contractual payments are 60 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.
Derecognition of financial assets
Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all the risks and rewards of ownership.
Financial liabilities
Classification
The Group classifies its financial liabilities in the following measurement categories:
•financial liabilities at FVPL; and
•financial liabilities at amortized cost.
The Group’s financial liabilities include trade and other payables, borrowings including bank overdrafts, and derivative financial instruments.
Initial measurement
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
Subsequent measurement
For purposes of subsequent measurement, financial liabilities are classified in two categories:
•financial liabilities at FVPL; and
•financial liabilities at amortized cost.
Financial liabilities at FVPL
Financial liabilities at FVPL include derivative financial instruments.
Financial liabilities at amortized cost
This is the category most relevant to the Group and consists of borrowings and trade and other payables.
Trade and other payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are subsequently measured at amortized cost using the EIR method.
Borrowings
After initial recognition, borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in the consolidated statement of profit or loss when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included within finance income/(costs) in the consolidated statement of profit or loss.
Fees paid on the establishment of borrowings and commitment fees paid on the unused part of the facility are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of profit or loss.
Derivatives
The Group uses derivative financial instruments, interest rate caps, to hedge its interest rate risks. Derivatives are initially recognized at fair value on the date a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. The Group does not apply hedge accounting. Therefore, changes in the fair value of the Group’s derivative financial instruments are recognized immediately in the consolidated statement of profit or loss and are included in finance income/(costs).
Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.
2.7.18 Fair value measurement
The Group measures financial instruments such as derivatives, debt and FVOCI equity instruments at fair value at the end of each reporting period.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability, or, in the absence of a principal market, in the most advantageous market for the asset or liability. The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
•Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
•Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.
For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
2.7.19 Cash and cash equivalents
Cash and cash equivalents include cash in hand, cash at banks, deposits held at call with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Bank overdrafts are shown within borrowings in current liabilities in the consolidated statement of financial position.
2.7.20 Equity
Share capital
The Company’s share capital consists of ordinary shares, which are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Reserves
Reserves include the following:
(i)Legal reserve for capitalized development costs
A legal reserve has been recognized within equity with regard to the capitalized development costs of the Group’s internally developed EV Cloud platform in accordance with article 2:365.2 of the Dutch Civil Code. The legal reserve is reduced as the capitalized development costs are amortized. Additions and releases from the legal reserve are recorded through accumulated deficit.
(ii)Foreign currency translation reserve
The foreign currency translation reserve includes the cumulative exchange differences that result from the translation of the financial statements of the Group’s foreign operations.
(iii)Reserve for financial assets at FVOCI
The reserve for financial assets at FVOCI includes changes in the fair value of certain investments in equity securities in OCI. The group transfers amounts from this reserve to accumulated deficit when the relevant equity securities are derecognized.
2.7.21 Profit/(loss) per share
Basic loss per share is calculated by dividing the profit/(loss) attributable to owners of the Company, excluding any costs of servicing equity other than ordinary shares, by the weighted average number of ordinary shares outstanding during the financial year.
Diluted profit/(loss) per share adjusts the figures used in the determination of basic profit/(loss) per share to take into account the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares and the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. Potentially dilutive securities are excluded from the computation of diluted profit (loss) per share if their inclusion is anti-dilutive (for example, if it would result in a lower loss per share).
2.7.22 Provisions and contingencies
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and the amount can be reliably measured. Provisions are not recognized for future operating losses.
Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.
When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that reimbursement will be received, and the amount of the receivable can be measured reliably. The expense relating to a provision is presented in the consolidated statement of profit or loss net of any reimbursement.
Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense, presented within finance income/(costs) in the consolidated statement of profit or loss.
Jubilee provisions
The accounting policy for jubilee provisions is described in the employee benefits section.
Restructuring provisions
Restructuring provisions are recognized only when the Group has a constructive obligation, which is when:
•there is a detailed formal plan that identifies the business or part of the business concerned, the location and number of employees affected, the detailed estimate of the associated costs, and the timeline; and
•the employees affected have been notified of the plan’s main features.
The measurement of a restructuring provision includes only the direct expenditures arising from the restructuring, which are those amounts that are both necessarily entailed by the restructuring and not associated with the ongoing activities of the business or part of the business concerned.
Contingent liabilities
Contingent liabilities arise when there is a:
•possible obligation that might, but will probably not require an outflow of resources embodying economic benefits; or
•present obligation that probably requires an outflow of resources embodying economic benefits, but where the obligation cannot be measured reliably; or
•present obligation that might, but will probably not, require an outflow of resources embodying economic benefits.
Contingent liabilities are not recognized in the consolidated statement of financial position, but rather are disclosed, unless the possibility of an outflow is considered remote.
Warranty provisions
A provision for estimated warranty claims is made by the Group in respect of products sold that are under warranty at the end of the reporting period. The provision is based on historical warranty data and the claims are expected to be settled in the next financial year.
2.7.23 Income tax
The income tax expense or credit for the period is the tax payable on the current period’s taxable income or tax receivable on the current period's deductible losses, based on the applicable income tax rate for each jurisdiction, adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.
Current tax
The current income tax charge/credit is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.
Deferred tax
Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.
Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in foreign operations where the company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
Deferred income tax assets and liabilities are measured at nominal value.
Current and deferred tax for the year
Current and deferred tax is recognized in the consolidated statement of profit or loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
2.7.24 Changes in accounting policies
During the year ended December 31, 2022, the Group changed its accounting policy related to the allocation of depreciation and amortization expenses in the consolidated statement of profit or loss. Under the previous policy, the Group classified depreciation and amortization expenses within General and administrative expenses. The Group changed its policy to begin allocating a portion of depreciation expense to Cost of sales, specifically depreciation expenses related to its charging equipment and charging infrastructure (property, plant and equipment) and depreciation expenses related to its land permits (right-of-use assets). Additionally, the Group began allocating a portion of amortization expense to Cost of sales, specifically amortization expenses related to its EV Cloud platform and the software used to purchase electricity.
This voluntary change in accounting policy is a result of management’s evaluation of their changing business model upon the U.S. public listing following the SPAC Transaction. Using the proceeds from the SPAC Transaction, management continues to invest in a more asset-intensive business model (e.g., with the acquisition of Mega-E) and therefore depreciation and amortization expenses are more clearly linked to Cost of sales. The Group believes that this change will result in a more relevant and reliable classification as it is better aligned with the IFRS conceptual framework and more consistent with the Group’s peer group, especially the peers in the U.S., therefore increasing the comparability of the Group’s results to those of peers. This change has no impact on the Group’s total operating result, financial position, statement of changes in equity, or cash flows for any periods presented. This change is effective for the year ended December 31, 2022 and is applied retrospectively for comparative purposes. For the year ended December 31, 2022, Cost of sales included depreciation expenses of €17,450 thousand and amortization expenses of €2,883 thousand as a result of this change. Comparative information for the years ended December 31, 2021 and 2020 has been restated as shown in the table below.
Consolidated statement of profit or loss for the years ended December 31, 2021 and 2020

	2021			2020
(in €‘000)	as reported	Change in accounting policies	restated	as reported	Change in accounting policies	restated
Cost of sales	(61,122)	(8,154)	(69,276)	(30,954)	(8,035)	(38,989)
Gross profit	25,169	(8,154)	17,015	13,295	(8,035)	5,260
General and administrative expenses	(337,451)	8,154	(329,297)	(47,468)	8,035	(39,433)